As filed with the Securities and Exchange Commission on March 10, 2022.

Registration Nos. 333-240070
811-08946

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.	O

Post-Effective Amendment No. 8	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 753 (Check appropriate box or boxes)	X

SEPARATE ACCOUNT A
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

O immediately upon filing pursuant to paragraph (b) of Rule 485
X on April 9, 2022 pursuant to paragraph (b) of Rule 485
O 60 days after filing pursuant to paragraph (a)(1) of Rule 485
O on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, to delay the effective date of Post-Effective Amendment No. 7 to Registration Statement No. 333-240070 filed pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on February 10, 2022. Post-Effective Amendment No. 7 was scheduled to become effective on March 12, 2022. As stated on the cover page to this filing, this Post-Effective Amendment No. 8 is intended to become effective on April 9, 2022.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 10th day of March, 2022.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	March 10, 2022
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	March 10, 2022
Adrian S. Griggs*

		Director, Chief Executive Officer - Elect and Chief Financial Officer	March 10, 2022
Darryl D. Button*

		Director, Executive Vice President and General Counsel	March 10, 2022
Jason Orlandi*

		Vice President and Secretary	March 10, 2022
Jane M. Guon*

		Senior Vice President and Chief Accounting Officer	March 10, 2022
Joshua D Scott*

		Executive Vice President	March 10, 2022
Joseph E. Celentano*

		Vice President and Treasurer	March 10, 2022
Craig W. Leslie*

*By:	/s/ BRANDON J. CAGE		March 10, 2022
Brandon J. Cage
as attorney-in-fact

(Powers of Attorney are contained in Pre-Effective Amendment No. 1 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-261003, Accession No. 0001104659-22-027121 filed on February 25, 2022, as Exhibit 15).